Income Taxes - Significant Components of Net Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 45.2	$ 48.3
Deferred tax liabilities	(28.2)	(77.5)
Deferred tax assets (liabilities)	17.0	(29.2)	$ (21.0)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	159.4	166.7
Differences in timing of taxability of revenue and deductibility of expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	99.9	47.3
Loss and tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	30.0	28.2
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1.9	1.5
Employee defined benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7.3
Deferred tax liabilities	(14.2)
Carrying value of property and equipment in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(18.3)	(15.2)
Carrying value of intangible assets in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(130.9)	(147.1)
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (110.8)	$ (117.9)